PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited)
Description	Shares	Value
Long-Term Investments 92.8%
Common Stocks 88.6%
Brazil 4.3%
MercadoLibre, Inc.*	152,338	$123,958,954
NU Holdings Ltd. (Class A Stock)*(a)	14,864,063	62,577,705
		186,536,659
China 5.4%
BYD Co. Ltd. (Class H Stock)	3,491,870	127,753,469
Wuxi Biologics Cayman, Inc., 144A*	11,383,946	108,968,473
		236,721,942
Denmark 4.3%
Novo Nordisk A/S (Class B Stock)	1,625,888	189,373,449
France 22.9%
Dassault Systemes SE	4,314,443	185,053,869
Hermes International	130,022	178,383,074
L’Oreal SA	441,096	166,759,621
LVMH Moet Hennessy Louis Vuitton SE	312,949	217,297,646
Pernod Ricard SA	804,993	158,136,461
Remy Cointreau SA(a)	486,459	96,103,531
		1,001,734,202
Germany 1.9%
Symrise AG	716,618	83,619,036
Hong Kong 0.9%
Techtronic Industries Co. Ltd.	3,555,535	39,454,456
India 2.4%
HDFC Bank Ltd., ADR	1,655,497	103,965,212
Ireland 2.5%
ICON PLC*	453,355	109,371,894
Italy 6.0%
Brunello Cucinelli SpA	1,459,288	84,812,130
Ferrari NV	837,515	177,856,713
		262,668,843

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Common Stocks (Continued)
Japan 3.7%
GMO Payment Gateway, Inc.	208,176	$17,300,041
Keyence Corp.	226,308	89,695,405
Menicon Co. Ltd.	2,234,476	56,344,750
		163,340,196
Luxembourg 0.9%
Eurofins Scientific SE	487,351	37,993,121
Netherlands 11.5%
Adyen NV, 144A*	94,519	170,018,282
Argenx SE, ADR*	411,090	149,723,089
ASML Holding NV	318,218	182,898,464
		502,639,835
Switzerland 10.5%
Alcon, Inc.	1,755,370	138,154,854
Cie Financiere Richemont SA (Class A Stock)	851,411	102,661,102
Lonza Group AG	146,630	89,114,620
Sonova Holding AG	196,673	70,838,063
Straumann Holding AG	428,844	58,001,367
		458,770,006
Taiwan 1.5%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	761,972	67,419,283
United Kingdom 5.8%
Ashtead Group PLC	1,842,827	103,732,239
Compass Group PLC	6,394,979	149,875,661
		253,607,900
United States 3.0%
Globant SA*(a)	282,556	56,296,458
Lululemon Athletica, Inc.*	238,098	73,931,810
		130,228,268
Uruguay 1.1%
Dlocal Ltd.*	1,795,854	49,888,824

Total Common Stocks (cost $3,771,070,939)		3,877,333,126

PGIM Jennison International Opportunities Fund
Schedule of Investments as of July 31, 2022 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 4.2%
Germany
Sartorius AG (PRFC) (cost $139,616,261)	411,177	$183,919,299

Total Long-Term Investments (cost $3,910,687,200)		4,061,252,425
Short-Term Investments 9.1%
Affiliated Mutual Fund 2.0%
PGIM Institutional Money Market Fund (cost $86,721,672; includes $86,563,923 of cash collateral for securities on loan)(b)(we)	86,810,387	86,723,577
Unaffiliated Fund 7.1%
Dreyfus Government Cash Management (Institutional Shares) (cost $311,955,261)	311,955,261	311,955,261

Total Short-Term Investments (cost $398,676,933)		398,678,838

TOTAL INVESTMENTS 101.9% (cost $4,309,364,133)		4,459,931,263
Liabilities in excess of other assets (1.9)%		(84,340,526)

Net Assets 100.0%		$4,375,590,737

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR—American Depositary Receipt
PRFC—Preference Shares

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $84,735,984; cash collateral of $86,563,923 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(we)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
3